REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) customer	Dec. 31, 2018 USD ($)
Disclosure of major customers
Provisionally concentrate sales	$ 8,320	$ 10,055
Revenues from mining operations:
Revenue from contracts with customers	2,496,878	2,192,044
Provisional pricing adjustments on concentrate sales	(1,986)	(823)
Gold	2,392,739	2,080,270
Silver	73,297	75,676
Zinc	18,128	15,293
Copper	12,714	20,805
Total revenues from mining operations	$ 2,494,892	$ 2,191,221
Precious metals revenue (as percentage of total revenue)	98.90%	98.40%
Customers who contribute over 10% revenue
Disclosure of major customers
Number of clients who account for more than 10% of revenue | customer	5
Percentage of total revenue from mining operations	84.80%	74.00%
Revenues from mining operations:
Total revenues from mining operations	$ 2,115,027	$ 1,622,300
Customer 1
Revenues from mining operations:
Total revenues from mining operations	600,171	453,561
Customer 2
Revenues from mining operations:
Total revenues from mining operations	504,763	419,907
Customer 3
Revenues from mining operations:
Total revenues from mining operations	344,534	390,745
Customer 4
Revenues from mining operations:
Total revenues from mining operations	335,755	$ 358,087
Customer 5
Revenues from mining operations:
Total revenues from mining operations	$ 329,804